Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Schedule of fixed assets, net of accumulated depreciation
	Useful lives	September 30, 2018	June 30, 2018
Computer and Software	3 years	$16,700	$16,700
Less: accumulated depreciation		(6,000)	(4,600)
Fixed Assets		$10,700	$12,100

	Useful lives	June 30, 2018	June 30, 2017
Computer and software	3 years	$16,700	$4,300
Less: accumulated depreciation		(4,600)	(2,000)
Fixed assets, net		$12,100	$2,300

Schedule of future minimum lease payments to be received
2019	90,348
2020	90,348
2021	90,348
2022	90,348
2023	45,174
Total	$406,566